TAXATION - Prepaid income taxes (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Total corporate income tax	Rp 2,473	Rp 2,195
Non-current portion (Note 14)	2,473	2,195
The Company
TAXATION
Total corporate income tax	663	641
Subsidiaries
TAXATION
Total corporate income tax	Rp 1,810	Rp 1,554